Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	4,681.59
Total Transaction Valuation	33,900,000.00
Total Offset Amount	0.00
Net Fee	$ 4,681.59
Offering Table N/A
Offset Table N/A	N/A